Balance Sheet Components - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Research and development tax credit receivables	$ 103	$ 68
Prepayments	107	49
Other receivables	46	40
Total prepaid expenses and other current assets	$ 256	$ 157